Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,019,047
Proposed Maximum Offering Price per Unit	1.2250
Maximum Aggregate Offering Price	$ 1,248,332.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 172.40
Offering Note	This registration statement registers the resale by the selling stockholders named therein of up to an aggregate of 1,019,047 shares of the registrant’s common stock issuable upon the exercise of warrants issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common stock as may be issued or issuable because of stock splits, stock dividends stock distributions, and similar transactions.

The proposed maximum offering price per unit has been estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on October 6, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.